Prepayments, Prepaid Expenses and Other Assets - Schedule of Prepayments, Prepaid Expenses and Other Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Prepayments, Prepaid Expenses and Other Assets [Abstract]
Prepayment for fuel and other costs	$ 7,566,967	$ 7,921,703
Prepayment for keyman insurance	916,706	869,779
Others	148,140	156,598
Total	8,631,813	8,948,080
Prepayments, prepaid expenses and other current assets	7,715,107	8,078,301
Prepayments, prepaid expenses and other non-current assets	$ 916,706	$ 869,779